Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2021	Oct. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			$ 0	$ 1,062	$ 2,726	$ 1,496
Receivable from related party		$ 4,900
Due from related party					4,900	4,900
Director
Related Party Transaction [Line Items]
Shares granted (in shares)	12,500
Management fees paid to AEI | Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			0	162	500	477
Transaction fees paid to AEI | Affiliated Entity
Related Party Transaction [Line Items]
Total fees paid to AEI			$ 0	$ 900	$ 2,226	$ 1,019